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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ----------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey L. Gates          New York, New York    November 12, 2010
   ----------------------------     --------------------  -------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 27
                                        --------------------

Form 13F Information Table Value Total: $534,869
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                        VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
ADVANCED AUTO PARTS INC            COM       00751Y106    13939   237551 SH       SOLE               237551
ARMSTRONG WORLD INDS INC NEW       COM       04247X102    21874   526969 SH       SOLE               526969
BED BATH & BEYOND INC              COM       075896100    25043   576902 SH       SOLE               576902
BLOUNT INTL INC NEW                COM       095180105    56287  4421584 SH       SOLE              4421584
COCA COLA ENTERPRISES INC          COM       191219104    27539   888355 SH       SOLE               888355
COPART INC                         COM       217204106    37673  1142646 SH       SOLE              1142646
DARLING INTL INC                   COM       237266101    21976  2579311 SH       SOLE              2579311
DAVITA INC                         COM       23918K108    23279   337223 SH       SOLE               337223
DOMTAR CORP                        COM       257559203    11035   170877 SH       SOLE               170877
DOVER DOWNS GAMING & ENTMT         COM       260095104     9560  2811804 SH       SOLE              2811804
EAGLE MATERIALS INC                COM       26969P108    34509  1456086 SH       SOLE              1456086
FLOTEK INDS INC DEL           NOTE 5.25% 2/1 343389AA0    11865 18834000 PRN      SOLE             18834000
FLOTEK INDS INC DEL                COM       343389102     3019  2187501 SH       SOLE              2187501
GAP INC DEL                        COM       364760108    25938  1391500 SH       SOLE              1391500
GEOMET INC DEL                     COM       37250U201     1318  1568897 SH       SOLE              1568897
INTERVAL LEISURE GROUP INC         COM       46113M108    25489  1892268 SH       SOLE              1892268
KAR AUCTION SVCS INC               COM       48238T109    15325  1215297 SH       SOLE              1215297
LORILLARD INC                      COM       544147101    23363   290911 SH       SOLE               290911
MCGRAW HILL COS INC                COM       580645109    23900   722937 SH       SOLE               722937
METHANEX CORP                      COM       59151K108     9732   397372 SH       SOLE               397372
PROSPECT MEDICAL HOLDINGS INC      COM       743494106     3357   394896 SH       SOLE               394896
QUANEX BUILDING PRODUCTS COR       COM       747619104    13830   800806 SH       SOLE               800806
SHUFFLE MASTER INC                 COM       825549108     6394   760325 SH       SOLE               760325
SOLUTIA INC                        COM       834376501    50808  3171553 SH       SOLE              3171553
USG CORP                           COM NEW   903293405     1293    98011 SH       SOLE                98011
VISHAY PRECISION GROUP INC         COM       92835K103    14508   929419 SH       SOLE               929419
ZIMMER HLDGS INC                   COM       98956P102    22016   420714 SH       SOLE               420714